Shareholder Fees	Nov. 15, 2021
First Trust Dorsey Wright Momentum and Low Volatility ETF | First Trust Dorsey Wright Momentum and Low Volatility ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none